Related party transactions	12 Months Ended
Mar. 31, 2021
Related party transactions [abstract]
Related party transactions
31. Related party transactions

Related parties include joint ventures, associates, investments and key management personnel.

The following significant transactions with related parties were in the normal course of business. Amounts receivable from and payable to related parties are due on normal commercial terms:

	2021	2020	2019
	£m	£m	£m
Sales: Goods and services supplied to a pension plan	3	5	5
Sales: Goods and services supplied to joint ventures¹	79	101	151
Sales: Goods and services supplied to associates²	1	33	192
Purchases: Goods and services received from joint ventures³	35	61	26
Purchases: Goods and services received from associates³	43	56	141

Receivable from joint ventures[4]	263	255	584
Receivable from associates[4]	—	1	368
Payable to joint ventures	17	—	8
Payable to associates	3	4	12
Interest income from joint ventures	—	2	5
Interest income from associates	—	8	23

Dividends received from joint ventures[5]	49	34	30
Dividends received from associates[6]	32	41	171
1.    During the year, £14 million (2020: £38 million; 2019: £139 million) of property sites were sold to St William Homes LLP, £50 million of sales were made to Emerald Energy Venture LLC (2020: £21 million; 2019: £nil) and a further £6 million (2020: £32 million; 2019; £2 million) of sales were made to NGET/SPT Upgrades Limited.
2.    In previous years, sales related to transactions with Quadgas, until the date it ceased to be a related party following the disposal of our 39% stake in June 2019 (see note 10) and included income of £31 million in 2020 and £52 million in 2019 relating to a Transitional Service Agreement following the sale of the UK Gas Distribution business to Quadgas.
3.    During the year, the Group received goods and services from a number of US associates, both for the transportation of gas and for pipeline services in the US, most notably, £41 million (2020: £31 million; 2019: £30 million) of purchases from Millennium Pipeline Company LLC. The Group also purchased assets of £5 million (2020: £58 million; 2019: £26 million) from NGET/SPT Upgrades Limited (a joint venture).
4.    Amounts receivable from joint ventures include £241 million (2020: £242 million; 2019: £325 million) in relation to St William Homes LLP. There are no longer loans receivable from Quadgas (2020: £nil; 2019: £352 million) and Nemo Link (a joint venture) (2020: £nil; 2019: £258 million).
5.    Includes dividends of £18 million (2020: £25 million; 2019: £30 million) received from BritNed Development Limited and £25 million (2020: £8 million; 2019:£ nil) from Nemo Link Limited.
6.    Includes dividends of £31 million (2020: £32 million; 2019: £24 million) received from Millennium Pipeline Company LLC. Dividends of £133 million were received from Quadgas in 2019.
Details of investments in principal subsidiary undertakings, joint ventures and associates are disclosed in note 34, and information relating to pension fund arrangements is disclosed in note 25. For details of Directors’ and key management remuneration, refer to note 4(c).